FEDERATED WORLD INVESTMENT SERIES, INC.

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

MARCH 31, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED WORLD INVESTMENT SERIES, INC. (the “Trust”)
Federated International Small-Mid Company Fund
Class A Shares
Class B Shares
Class C Shares
Institutional Shares
1933 Act File No. 33-52149
1940 Act File No. 811-7141

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 41 on March 27, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary